Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net
6.	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2024	2025
	USD	USD
Cost:
Office equipment and furniture	$366,733	$382,790
Transportation vehicles	54,212	56,586
Total cost	$420,945	$439,376
Less: Accumulated depreciation	(370,062)	(398,612)
Property and equipment, net	$50,883	$40,764

Depreciation expense was $12,013 and $11,999 for the years ended December 31, 2025 and December 31, 2024, respectively.